GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.68%
33,866	Air Liquide SA	$ 4,322,913
13,000	Air Water Inc	178,033
15,776	Akzo Nobel NV	1,037,568
161,468	Alumina Ltd	144,707
72,972	Anglo American PLC	1,278,550
29,248	Antofagasta PLC	279,259
47,553	ArcelorMittal SA	448,922
4,942	Arkema SA	337,413
88,600	Asahi Kasei Corp	620,805
65,907	BASF SE	3,080,625
210,901	BHP Group Ltd	3,826,024
151,423	BHP Group PLC	2,349,653
36,747	BlueScope Steel Ltd	192,390
19,740	Boliden AB(a)	354,133
11,459	Brenntag AG	416,330
7,691	Chr Hansen Holding A/S	567,540
14,797	Clariant AG	246,285
12,884	Covestro AG(b)	391,006
9,244	Croda International PLC	487,462
17,400	Daicel Corp	126,586
590	EMS-Chemie Holding AG	367,967
15,013	Evonik Industries AG	313,520
36,194	Evraz PLC	103,511
99,368	Fortescue Metals Group Ltd	608,950
666	Givaudan SA	2,049,267
753,342	Glencore PLC	1,140,034
7,500	Hitachi Chemical Co Ltd	319,150
17,500	Hitachi Metals Ltd	183,692
106,548	Incitec Pivot Ltd	132,165
44,403	Israel Chemicals Ltd	141,418
33,500	JFE Holdings Inc	217,082
14,355	Johnson Matthey PLC	316,210
12,200	Kansai Paint Co Ltd	231,409
13,233	Koninklijke DSM NV	1,488,567
22,100	Kuraray Co Ltd	222,357
6,181	LANXESS AG	246,029
89,300	Mitsubishi Chemical Holdings Corp	530,266
11,600	Mitsubishi Gas Chemical Co Inc	125,174
9,100	Mitsubishi Materials Corp	186,032
13,600	Mitsui Chemicals Inc	255,981
35,865	Mondi PLC	605,024
54,317	Newcrest Mining Ltd	745,921
10,600	Nippon Paint Holdings Co Ltd	551,754
59,774	Nippon Steel Corp	509,532
8,700	Nissan Chemical Corp	315,091
11,400	Nitto Denko Corp	506,377
101,737	Norsk Hydro ASA	219,361
15,694	Novozymes A/S Class B	703,983
65,500	Oji Holdings Corp	348,209
26,801	Rio Tinto Ltd	1,380,775
80,862	Rio Tinto PLC	3,706,391
25,300	Shin-Etsu Chemical Co Ltd	2,486,667
9,200	Showa Denko KK	188,748
16,166	Smurfit Kappa Group PLC	457,955
5,519	Solvay SA	397,741
Shares		Fair Value
Basic Materials — (continued)
372,657	South32 Ltd	$ 411,380
41,011	Stora Enso OYJ Class R	410,063
110,500	Sumitomo Chemical Co Ltd	326,467
16,300	Sumitomo Metal Mining Co Ltd	333,246
9,542	Symrise AG	882,720
8,000	Taiyo Nippon Sanso Corp(c)	118,377
31,337	thyssenkrupp AG(a)(c)	165,057
102,200	Toray Industries Inc	442,376
19,400	Tosoh Corp	219,241
13,733	Umicore SA	473,669
38,740	UPM-Kymmene OYJ(a)	1,056,322
7,239	voestalpine AG(a)	146,058
13,173	Yara International ASA	416,518
		48,390,008
Communications — 5.97%
47,972	Altice Europe NV(c)	185,147
63,776	Auto Trader Group PLC(b)	344,553
70,540	Bollore SA(c)	191,702
603,345	BT Group PLC	877,455
7,800	CyberAgent Inc	302,296
8,192	Delivery Hero SE(b)(c)	602,310
15,200	Dentsu Group Inc	293,694
238,913	Deutsche Telekom AG	3,085,668
10,550	Elisa OYJ	651,183
10,800	Eutelsat Communications SA	112,268
19,000	Hakuhodo DY Holdings Inc	191,709
1,700	Hikari Tsushin Inc(c)	284,466
286,900	HKT Trust & HKT Ltd	390,198
1,059	Iliad SA	142,684
89,506	Informa PLC	487,402
264,411	ITV PLC	216,919
6,791	JCDecaux SA	120,730
10,700	Kakaku.com Inc	195,697
126,800	KDDI Corp	3,745,494
264,884	Koninklijke KPN NV	633,447
5,200	LINE Corp(c)	251,058
30,800	M3 Inc(c)	908,512
5,627	Mercari Inc(c)	109,282
6,965	Millicom International Cellular SA SDR(a)	193,512
9,500	MonotaRO Co Ltd	251,004
4,745	Nice Ltd(c)	686,106
92,800	Nippon Telegraph & Telephone Corp	2,219,462
406,295	Nokia OYJ(c)	1,251,333
95,600	NTT DOCOMO Inc	2,989,709
142,931	Orange SA	1,730,532
342,000	PCCW Ltd	187,541
55,537	Pearson PLC	380,071
34,758	Prosus NV(c)	2,420,831
11,365	Proximus SADP	260,992
15,517	Publicis Groupe SA	443,459
64,000	Rakuten Inc	482,499
8,314	Schibsted ASA Class B	150,399
24,743	SEEK Ltd	226,108
27,020	SES SA	158,511

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
102,200	Singapore Press Holdings Ltd(c)	$ 132,146
587,100	Singapore Telecommunications Ltd	1,046,637
120,000	Softbank Corp(a)(c)	1,528,643
112,500	SoftBank Group Corp	3,982,769
128,913	Spark New Zealand Ltd	313,745
1,818	Swisscom AG(a)	973,504
37,162	Tele2 AB Class B	495,111
652,874	Telecom Italia SpA(c)	264,267
398,651	Telecom Italia SpA	155,753
220,811	Telefonaktiebolaget LM Ericsson Class B	1,787,457
65,599	Telefonica Deutschland Holding AG	161,053
337,541	Telefonica SA	1,536,181
3,041	Telenet Group Holding NV	91,317
51,136	Telenor ASA	747,390
202,957	Telia Co AB(a)	726,460
308,764	Telstra Corp Ltd	579,597
22,307	TPG Telecom Ltd	95,000
8,900	Trend Micro Inc	439,502
9,124	United Internet AG	265,307
62,472	Vivendi SA	1,320,871
1,920,643	Vodafone Group PLC	2,656,627
3,502	Wix.com Ltd(c)	353,072
20,406	Wolters Kluwer NV(c)	1,444,422
87,872	WPP PLC	597,218
199,800	Z Holdings Corp	636,994
8,400	ZOZO Inc	112,740
		50,799,726
Consumer, Cyclical — 11.58%
2,100	ABC-Mart Inc(c)	105,101
13,580	Accor SA	364,841
12,980	adidas AG	2,881,917
47,800	Aeon Co Ltd	1,058,963
11,000	Aisin Seiki Co Ltd	269,403
7,500	ANA Holdings Inc(a)	182,728
39,397	Aristocrat Leisure Ltd	510,493
14,700	Bandai Namco Holdings Inc	712,998
73,028	Barratt Developments PLC	394,649
23,419	Bayerische Motoren Werke AG	1,195,523
8,436	Berkeley Group Holdings PLC	376,424
41,600	Bridgestone Corp	1,273,402
24,960	Bunzl PLC	499,461
29,405	Burberry Group PLC	477,789
11,629	Carnival PLC	138,773
37,650	Cie Financiere Richemont SA	2,012,538
12,324	Cie Generale des Etablissements Michelin SCA	1,079,397
36,200	City Developments Ltd	183,558
115,102	Compass Group PLC	1,792,589
7,920	Continental AG	564,683
23,402	Crown Resorts Ltd	108,603
65,688	Daimler AG(a)	1,961,720
41,300	Daiwa House Industry Co Ltd	1,020,413
Shares		Fair Value
Consumer, Cyclical — (continued)
31,600	Denso Corp	$ 1,009,761
18,499	Deutsche Lufthansa AG(a)	173,024
3,417	Dufry AG	104,869
10,759	easyJet PLC(c)	74,529
16,729	Electrolux AB Series B(a)	206,665
17,600	FamilyMart Co Ltd	316,024
4,200	Fast Retailing Co Ltd	1,713,777
4,863	Faurecia SE	142,397
16,611	Ferguson PLC	1,026,690
8,590	Ferrari NV	1,323,161
76,812	Fiat Chrysler Automobiles NV	548,342
3,924	Flight Centre Travel Group Ltd(a)	24,774
5,971	Flutter Entertainment PLC	537,110
157,000	Galaxy Entertainment Group Ltd	826,891
464,897	Genting Singapore Ltd	225,364
44,865	GVC Holdings PLC	310,656
34,483	Harvey Norman Holdings Ltd(a)	63,316
58,855	Hennes & Mauritz AB Class B(a)	753,155
2,249	Hermes International	1,530,246
16,700	Hino Motors Ltd	89,064
117,600	Honda Motor Co Ltd	2,631,470
3,900	Hoshizaki Corp	291,727
10,056	Iida Group Holdings Co Ltd	138,986
78,095	Industria de Diseno Textil SA	2,023,727
12,363	InterContinental Hotels Group PLC	525,886
22,900	Isetan Mitsukoshi Holdings Ltd(a)	132,861
41,500	Isuzu Motors Ltd	274,642
97,600	ITOCHU Corp	2,019,795
15,100	J Front Retailing Co Ltd	124,626
7,200	Japan Airlines Co Ltd	132,318
27,425	JD Sports Fashion PLC	153,566
14,900	JTEKT Corp	100,634
5,435	Kering SA	2,833,882
152,655	Kingfisher PLC	268,046
7,000	Koito Manufacturing Co Ltd	235,334
3,700	Lawson Inc(a)	203,092
20,051	LVMH Moet Hennessy Louis Vuitton SE	7,353,738
149,230	Marks & Spencer Group PLC	180,865
114,700	Marubeni Corp	569,263
14,800	Marui Group Co Ltd	247,585
45,900	Mazda Motor Corp	242,391
4,500	McDonald's Holdings Co Japan Ltd	202,958
15,487	Melco Resorts & Entertainment Ltd ADR	192,039
97,200	Mitsubishi Corp	2,055,997
43,700	Mitsubishi Motors Corp	123,127
117,200	Mitsui & Co Ltd	1,627,171
13,504	Moncler SpA	490,718
9,546	Next PLC	478,793
20,600	NGK Insulators Ltd	268,105
10,100	NGK Spark Plug Co Ltd	141,575
8,100	Nintendo Co Ltd	3,148,094

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
170,100	Nissan Motor Co Ltd	$ 569,105
5,700	Nitori Holdings Co Ltd	770,303
9,309	Nokian Renkaat OYJ(a)	222,281
14,500	Oriental Land Co Ltd	1,851,027
31,900	Pan Pacific International Holdings Corp	604,100
155,700	Panasonic Corp	1,178,713
6,895	Pandora A/S(a)	221,544
22,139	Persimmon PLC	523,199
41,830	Peugeot SA	544,597
25,322	Pirelli & C SpA(b)	89,341
6,153	Puma SE	361,520
52,855	Qantas Airways Ltd	102,835
14,037	Renault SA	266,769
17,700	Ryohin Keikaku Co Ltd	196,834
174,400	Sands China Ltd	634,484
3,000	Sankyo Co Ltd	87,002
1,478	SEB SA	183,059
14,000	Sega Sammy Holdings Inc	169,852
24,900	Sekisui Chemical Co Ltd	328,035
45,800	Sekisui House Ltd	755,335
13,300	Sharp Corp	138,061
1,500	Shimamura Co Ltd	90,651
5,200	Shimano Inc	741,590
40,000	Singapore Airlines Ltd	162,365
132,000	SJM Holdings Ltd	110,145
6,535	Sodexo SA	438,860
91,000	Sony Corp	5,390,256
9,200	Stanley Electric Co Ltd	180,584
44,900	Subaru Corp	858,267
86,800	Sumitomo Corp	989,889
52,800	Sumitomo Electric Industries Ltd	551,654
10,800	Sumitomo Rubber Industries Ltd	101,442
4,800	Sundrug Co Ltd	153,812
25,800	Suzuki Motor Corp	614,330
6,254	Swatch Group AG	575,465
147,718	Tabcorp Holdings Ltd	228,608
229,974	Taylor Wimpey PLC	330,782
12,200	Teijin Ltd	206,363
8,400	Toho Co Ltd	256,845
3,800	Toyoda Gosei Co Ltd	64,671
10,100	Toyota Industries Corp	481,566
163,455	Toyota Motor Corp	9,850,603
15,100	Toyota Tsusho Corp	352,727
2,800	Tsuruha Holdings Inc	369,173
32,308	TUI AG(a)	141,375
16,300	USS Co Ltd	223,513
17,821	Valeo SA	290,051
2,339	Volkswagen AG(a)	306,872
107,832	Volvo AB Class B	1,281,684
3,100	Welcia Holdings Co Ltd(c)	217,670
82,234	Wesfarmers Ltd	1,742,557
9,777	Whitbread PLC	362,230
125,200	Wynn Macau Ltd(a)	187,764
49,500	Yamada Denki Co Ltd	197,160
10,700	Yamaha Corp	414,683
Shares		Fair Value
Consumer, Cyclical — (continued)
20,800	Yamaha Motor Co Ltd	$ 250,119
8,900	Yokohama Rubber Co Ltd	110,334
45,500	Yue Yuen Industrial Holdings Ltd	69,529
9,386	Zalando SE(b)(c)	353,760
		98,626,737
Consumer, Non-Cyclical — 27.95%
55,992	a2 Milk Co Ltd(c)	571,994
11,697	Adecco Group AG	460,939
744	Adyen NV(b)(c)	632,322
33,700	Ajinomoto Co Inc	627,982
29,830	Alcon Inc(c)	1,528,213
13,800	Alfresa Holdings Corp	256,839
31,264	Amadeus IT Group SA	1,471,562
54,681	Anheuser-Busch InBev SA	2,415,255
26,600	Asahi Group Holdings Ltd	862,989
13,600	Asahi Intecc Co Ltd	336,356
32,122	Ashtead Group PLC	694,085
25,571	Associated British Foods PLC	572,623
135,000	Astellas Pharma Inc	2,079,993
94,432	AstraZeneca PLC	8,412,600
36,459	Atlantia SpA	452,911
221	Barry Callebaut AG	442,343
70,546	Bayer AG	4,042,182
7,311	Beiersdorf AG	736,151
2,900	BeiGene Ltd ADR(c)	357,019
6,000	Benesse Holdings Inc(c)	152,689
3,047	BioMerieux	344,946
112,621	Brambles Ltd	727,954
164,222	British American Tobacco PLC	5,593,239
88,700	Budweiser Brewing Co APAC Ltd(b)(c)	228,112
21,752	Bureau Veritas SA	410,001
5,500	Calbee Inc	148,428
2,896	Carl Zeiss Meditec AG	275,759
7,471	Carlsberg A/S Class B	841,084
43,531	Carrefour SA	690,153
3,820	Casino Guichard Perrachon SA(a)	146,192
84	Chocoladefabriken Lindt & Spruengli AG	1,332,258
16,100	Chugai Pharmaceutical Co Ltd	1,862,702
35,390	Coca-Cola Amatil Ltd	191,010
9,100	Coca-Cola Bottlers Japan Holdings Inc(a)	186,764
16,118	Coca-Cola European Partners PLC	614,506
14,554	Coca-Cola HBC AG	312,039
4,274	Cochlear Ltd	487,114
80,149	Coles Group Ltd	746,432
8,811	Coloplast A/S Class B	1,277,828
3,646	Colruyt SA	197,642
32,494	CSL Ltd	5,890,248
17,000	Dai Nippon Printing Co Ltd	361,269
40,700	Daiichi Sankyo Co Ltd	2,795,139
21,400	Dairy Farm International Holdings Ltd	97,156

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
44,523	Danone SA	$ 2,849,395
43,107	Davide Campari-Milano SpA(a)	309,136
8,317	Demant A/S(c)	181,089
167,539	Diageo PLC	5,311,543
17,098	Edenred	709,559
17,900	Eisai Co Ltd	1,309,339
20,390	EssilorLuxottica SA	2,158,788
43,997	Essity AB Class B	1,347,786
850	Eurofins Scientific SE(a)	414,801
64,670	Experian PLC	1,796,463
44,329	Fisher & Paykel Healthcare Corp Ltd	805,835
15,430	Fresenius Medical Care AG & Co KGaA	1,007,209
30,017	Fresenius SE & Co KGaA	1,117,614
115,089	G4S PLC	130,874
3,378	Galapagos NV(c)	663,364
4,691	Genmab A/S(c)	942,275
359,700	GlaxoSmithKline PLC	6,748,564
3,100	GMO Payment Gateway Inc	217,265
22,075	Grifols SA	738,572
4,439	H Lundbeck A/S	130,340
8,125	Heineken Holding NV	633,169
18,639	Heineken NV	1,581,780
7,297	Henkel AG & Co KGaA	536,022
3,800	Hisamitsu Pharmaceutical Co Inc	176,336
6,500	ICA Gruppen AB	271,475
67,767	Imperial Brands PLC	1,250,493
11,425	Intertek Group PLC	667,364
2,414	Ipsen SA	123,741
10,848	Iss A/S	148,406
128,014	J Sainsbury PLC	331,066
86,200	Japan Tobacco Inc	1,594,415
16,200	Jardine Strategic Holdings Ltd	353,160
18,671	Jeronimo Martins SGPS SA	336,996
8,000	Just Eat Takeaway(b)(c)	604,983
34,800	Kao Corp	2,835,095
11,423	Kerry Group PLC Class A	1,325,355
10,800	Kikkoman Corp	457,915
59,100	Kirin Holdings Co Ltd	1,167,240
3,600	Kobayashi Pharmaceutical Co Ltd	333,075
78,804	Koninklijke Ahold Delhaize NV	1,835,864
64,576	Koninklijke Philips NV	2,651,323
2,400	Kose Corp	296,980
18,000	Kyowa Kirin Co Ltd	402,291
16,600	Lion Corp	354,017
5,373	Lonza Group AG	2,210,043
18,037	L'Oreal SA	4,668,175
13,500	Medipal Holdings Corp	252,260
8,600	MEIJI Holdings Co Ltd	609,449
9,254	Merck KGaA	934,304
11,828	Metro AG	100,741
30,827	Mowi ASA	466,087
213,806	Nestle SA	21,886,849
6,000	NH Foods Ltd(c)	208,804
3,400	Nippon Shinyaku Co Ltd(c)	266,242
13,425	Nisshin Seifun Group Inc	223,960
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,200	Nissin Foods Holdings Co Ltd	$ 431,532
7,190	NMC Health PLC	83,805
153,800	Novartis AG	12,688,321
126,678	Novo Nordisk A/S Class B	7,564,715
33,184	Ocado Group PLC(c)	497,564
85,000	Olympus Corp	1,225,301
25,600	Ono Pharmaceutical Co Ltd	588,299
6,982	Orion OYJ Class B	284,142
58,164	Orkla ASA	498,332
28,300	Otsuka Holdings Co Ltd	1,104,220
9,600	Park24 Co Ltd	141,520
7,000	PeptiDream Inc(c)	243,664
15,238	Pernod Ricard SA	2,162,827
11,400	Persol Holdings Co Ltd	114,070
8,700	Pigeon Corp	333,082
6,000	Pola Orbis Holdings Inc	110,307
16,638	QIAGEN NV(c)	671,796
11,592	Ramsay Health Care Ltd	407,601
8,098	Randstad NV	285,794
50,788	Reckitt Benckiser Group PLC	3,868,168
7,766	Recordati SpA	327,202
97,800	Recruit Holdings Co Ltd	2,526,299
137,626	RELX PLC	2,936,420
1,505	Remy Cointreau SA(a)	164,028
131,053	Rentokil Initial PLC	625,744
50,298	Roche Holding AG	16,182,980
24,649	Ryman Healthcare Ltd(c)	149,519
80,734	Sanofi	6,989,543
28,200	Santen Pharmaceutical Co Ltd	483,962
2,085	Sartorius Stedim Biotech	416,071
15,300	Secom Co Ltd	1,265,436
23,434	Securitas AB Class B	251,739
54,400	Seven & i Holdings Co Ltd	1,796,555
424	SGS SA	977,945
15,200	Shimadzu Corp	396,693
19,700	Shionogi & Co Ltd	970,412
28,800	Shiseido Co Ltd	1,692,647
11,124	Siemens Healthineers AG(b)	430,016
66,238	Smith & Nephew PLC	1,166,473
5,600	Sohgo Security Services Co Ltd(c)	271,820
33,360	Sonic Healthcare Ltd	501,396
3,792	Sonova Holding AG	676,168
717	Straumann Holding AG	524,202
10,700	Sumitomo Dainippon Pharma Co Ltd	138,901
10,300	Suntory Beverage & Food Ltd	389,226
5,360	Suzuken Co Ltd	194,739
12,605	Swedish Match AB(a)	713,691
12,000	Sysmex Corp	868,499
3,000	Taisho Pharmaceutical Holdings Co Ltd	184,138
107,152	Takeda Pharmaceutical Co Ltd	3,262,576
46,700	Terumo Corp	1,600,007
702,419	Tesco PLC	1,982,779
80,719	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	724,857
20,000	Toppan Printing Co Ltd	305,361

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,500	Toyo Suisan Kaisha Ltd	$ 314,162
198,279	Transurban Group	1,476,910
52,074	Treasury Wine Estates Ltd	323,305
8,955	UCB SA	766,210
29,700	Unicharm Corp	1,111,786
105,060	Unilever NV	5,163,837
79,407	Unilever PLC	4,004,010
3,143	Vifor Pharma AG	429,987
54,000	Vitasoy International Holdings Ltd	162,507
709,500	WH Group Ltd(b)	654,875
137,900	Wilmar International Ltd	311,848
8,427	Wirecard AG(a)	949,472
163,432	Wm Morrison Supermarkets PLC	356,941
90,320	Woolworths Group Ltd	1,964,136
20,936	Worley Ltd	77,691
8,900	Yakult Honsha Co Ltd	524,299
8,000	Yamazaki Baking Co Ltd(c)	166,742
		238,002,130
Diversified — 0.28%
192,924	CK Hutchison Holdings Ltd	1,285,869
15,979	Jardine Matheson Holdings Ltd	788,564
38,500	Swire Pacific Ltd Class A	245,080
9,658	Washington H Soul Pattinson & Co Ltd(a)(c)	99,800
		2,419,313
Energy — 3.93%
6,839	Aker BP ASA	85,786
84,948	APA Group	539,060
1,455,117	BP PLC	5,966,473
18,322	Caltex Australia Ltd	247,398
6,822	DCC PLC	425,873
183,053	Eni SpA	1,819,086
72,087	Equinor ASA	898,647
37,736	Galp Energia SGPS SA	431,556
13,456	Idemitsu Kosan Co Ltd	307,115
71,400	Inpex Corp	400,558
224,650	JXTG Holdings Inc	765,469
5,247	Koninklijke Vopak NV	275,521
11,956	Lundin Petroleum AB	225,688
30,706	Neste OYJ	1,020,901
101,787	Oil Search Ltd	147,618
10,923	OMV AG	298,929
99,564	Repsol SA	888,222
309,024	Royal Dutch Shell PLC Class A	5,368,115
266,652	Royal Dutch Shell PLC Class B	4,472,169
122,116	Santos Ltd	250,797
18,274	Siemens Gamesa Renewable Energy SA	269,654
171,825	Total SA	6,474,167
13,797	Vestas Wind Systems A/S	1,122,602
65,532	Woodside Petroleum Ltd	727,175
		33,428,579
Shares		Fair Value
Financial — 18.73%
71,549	3i Group PLC	$ 693,106
29,634	ABN AMRO Bank NV(b)	240,473
25,100	Acom Co Ltd	101,930
13,311	Admiral Group PLC	366,422
123,434	Aegon NV	308,265
7,200	AEON Financial Service Co Ltd	76,925
6,710	Aeon Mall Co Ltd	84,689
8,799	AerCap Holdings NV(c)	200,529
12,217	Ageas	509,107
865,600	AIA Group Ltd	7,751,137
52,163	AIB Group PLC(c)	57,840
29,982	Allianz SE	5,105,864
218,103	AMP Ltd(c)	178,113
4,610	Amundi SA(b)(c)	266,732
10,000	Aozora Bank Ltd	190,842
83,889	Aroundtown SA	419,903
194,735	Ascendas REIT	385,578
79,678	Assicurazioni Generali SpA	1,079,223
14,367	ASX Ltd	674,398
204,602	Australia & New Zealand Banking Group Ltd	2,145,746
281,043	Aviva PLC	923,654
138,799	AXA SA	2,350,139
3,110	Azrieli Group Ltd	177,816
3,602	Baloise Holding AG	469,599
474,485	Banco Bilbao Vizcaya Argentaria SA	1,469,274
417,878	Banco de Sabadell SA	211,328
106,001	Banco Espirito Santo SA(c)	187
1,196,891	Banco Santander SA(c)	2,847,190
84,145	Bank Hapoalim BM	504,186
105,114	Bank Leumi Le-Israel BM	579,595
83,520	Bank of East Asia Ltd(a)	178,484
73,465	Bank of Ireland Group PLC	136,944
3,800	Bank of Kyoto Ltd	120,430
77,928	Bankia SA	84,978
49,285	Bankinter SA	178,788
1,235,218	Barclays PLC	1,403,589
36,462	Bendigo & Adelaide Bank Ltd(a)	140,082
80,970	BNP Paribas SA	2,363,940
265,000	BOC Hong Kong Holdings Ltd	727,430
60,353	British Land Co PLC REIT	251,608
254,543	CaixaBank SA	471,059
212,869	CapitaLand Commercial Trust REIT(c)	228,421
195,000	CapitaLand Ltd	390,766
185,700	CapitaLand Mall Trust REIT(c)	232,843
35,861	Challenger Ltd	87,595
44,000	Chiba Bank Ltd(c)	191,539
187,924	CK Asset Holdings Ltd	1,019,617
11,538	CNP Assurances	111,718
71,710	Commerzbank AG	255,277
126,736	Commonwealth Bank of Australia	4,781,760
78,500	Concordia Financial Group Ltd	228,485
3,396	Covivio REIT	190,722
82,726	Credit Agricole SA	585,361

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,200	Credit Saison Co Ltd	$ 118,338
185,693	Credit Suisse Group AG	1,498,794
77,100	Dai-ichi Life Holdings Inc	915,573
5,000	Daito Trust Construction Co Ltd	464,317
139	Daiwa House REIT Investment Corp(c)	340,679
116,000	Daiwa Securities Group Inc	448,259
45,655	Danske Bank A/S	508,113
128,782	DBS Group Holdings Ltd	1,680,367
140,577	Deutsche Bank AG	893,661
13,719	Deutsche Boerse AG	1,884,773
26,100	Deutsche Wohnen SE	989,157
81,498	Dexus REIT	451,630
100,338	Direct Line Insurance Group PLC	366,180
69,651	DNB ASA	775,977
21,497	Erste Group Bank AG	393,561
3,133	Eurazeo SE	140,577
8,047	EXOR NV(c)	414,736
43,594	FinecoBank Banca Fineco SpA	392,219
13,900	Fukuoka Financial Group Inc(c)	183,362
3,156	Gecina SA REIT	415,297
15,523	Gjensidige Forsikring ASA	264,344
120,209	Goodman Group REIT	881,093
146,379	GPT Group REIT	325,204
5,966	Groupe Bruxelles Lambert SA	469,412
148,000	Hang Lung Properties Ltd	298,448
55,000	Hang Seng Bank Ltd	937,050
4,397	Hannover Rueck SE	620,882
23,771	Hargreaves Lansdown PLC	403,743
109,830	Henderson Land Development Co Ltd	415,694
85,312	Hong Kong Exchanges & Clearing Ltd	2,555,889
87,400	Hongkong Land Holdings Ltd	326,995
1,466,654	HSBC Holdings PLC	8,232,534
18,300	Hulic Co Ltd(c)	185,197
2,236	ICADE REIT	175,500
10,895	Industrivarden AB Class C(c)	208,612
276,372	ING Groep NV	1,416,158
162,398	Insurance Australia Group Ltd(c)	612,737
1,076,782	Intesa Sanpaolo SpA	1,742,300
32,348	Investor AB Class B	1,459,337
84,295	Israel Discount Bank Ltd Class A	245,793
37,300	Japan Exchange Group Inc	654,575
30,400	Japan Post Bank Co Ltd(a)	280,747
115,000	Japan Post Holdings Co Ltd	899,601
16,900	Japan Post Insurance Co Ltd	208,800
57	Japan Prime Realty Investment Corp REIT	172,213
95	Japan Real Estate Investment Corp REIT	558,437
171	Japan Retail Fund Investment Corp REIT	194,388
6,055	Jardine Cycle & Carriage Ltd	83,252
15,742	Julius Baer Group Ltd	527,317
Shares		Fair Value
Financial — (continued)
17,688	KBC Group NV	$ 802,597
45,500	Kerry Properties Ltd	118,982
18,671	Kinnevik AB Class B(c)	304,513
14,602	Klepierre SA REIT	278,337
4,976	L E Lundbergforetagen AB Class B(c)	201,716
47,727	Land Securities Group PLC REIT	329,003
423,985	Legal & General Group PLC	1,001,489
150,900	Link REIT	1,271,858
4,983,573	Lloyds Banking Group PLC	1,948,025
22,699	London Stock Exchange Group PLC	2,029,995
188,275	M&G PLC(c)	261,659
23,824	Macquarie Group Ltd	1,268,819
9,848	Magellan Financial Group Ltd(c)	261,186
72,881	Mapfre SA	123,635
162,000	Mapletree Commercial Trust REIT	207,778
66,650	Mebuki Financial Group Inc	135,188
204,277	Medibank Private Ltd	335,935
46,066	Mediobanca Banca di Credito Finanziario SpA	251,207
352,619	Melrose Industries PLC	391,756
289,128	Mirvac Group REIT	367,336
84,600	Mitsubishi Estate Co Ltd	1,249,470
882,100	Mitsubishi UFJ Financial Group Inc(a)	3,300,425
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(c)	136,075
62,300	Mitsui Fudosan Co Ltd	1,078,707
11,311	Mizrahi Tefahot Bank Ltd(c)	208,187
1,735,400	Mizuho Financial Group Inc	1,990,989
34,900	MS&AD Insurance Group Holdings Inc	973,750
10,322	Muenchener Rueckversicherungs-Gesellschaft AG	2,075,450
208,841	National Australia Bank Ltd	2,142,268
66,115	Natixis SA	210,526
428,432	New World Development Co Ltd	456,827
99	Nippon Building Fund Inc REIT	665,968
149	Nippon Prologis REIT Inc(c)	374,898
22,377	NN Group NV	608,113
242,100	Nomura Holdings Inc	1,021,687
8,400	Nomura Real Estate Holdings Inc	135,918
308	Nomura Real Estate Master Fund Inc REIT	391,752
233,499	Nordea Bank Abp	1,313,528
93,200	ORIX Corp	1,111,938
188	Orix JREIT Inc(c)	247,269
236,667	Oversea-Chinese Banking Corp Ltd	1,433,949
2,603	Pargesa Holding SA	171,859
1,338	Partners Group Holding AG	916,083
187,925	Prudential PLC	2,353,529
89,615	QBE Insurance Group Ltd	466,805

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
9,542	Raiffeisen Bank International AG	$ 137,254
3,507	REA Group Ltd(a)	164,282
155,100	Resona Holdings Inc	465,038
343,933	Royal Bank of Scotland Group PLC	474,029
75,441	RSA Insurance Group PLC	393,588
32,226	Sampo OYJ Class A	929,683
18,440	SBI Holdings Inc	268,677
369,075	Scentre Group REIT	353,510
8,153	Schroders PLC	249,153
11,012	Scor SE	242,278
80,879	Segro PLC REIT	764,378
36,500	Seven Bank Ltd	94,200
13,900	Shinsei Bank Ltd(c)	184,103
32,000	Shizuoka Bank Ltd(c)	194,295
59,600	Singapore Exchange Ltd	383,851
226,826	Sino Land Co Ltd	285,474
114,866	Skandinaviska Enskilda Banken AB(c)	769,265
58,040	Societe Generale SA	950,821
24,850	Sompo Holdings Inc	765,974
11,100	Sony Financial Holdings Inc	186,388
40,617	St James's Place PLC	379,178
196,569	Standard Chartered PLC	1,086,543
180,309	Standard Life Aberdeen PLC	497,394
165,723	Stockland REIT(c)	254,835
93,900	Sumitomo Mitsui Financial Group Inc	2,281,150
24,586	Sumitomo Mitsui Trust Holdings Inc	706,360
25,100	Sumitomo Realty & Development Co Ltd	612,888
115,000	Sun Hung Kai Properties Ltd	1,503,514
92,447	Suncorp Group Ltd	513,383
158,100	Suntec REIT	138,263
112,808	Svenska Handelsbanken AB Class A(c)	930,339
66,120	Swedbank AB(a)	729,253
91,800	Swire Properties Ltd	256,466
2,478	Swiss Life Holding AG	831,731
5,817	Swiss Prime Site AG	566,171
20,979	Swiss Re AG	1,615,360
38,600	T&D Holdings Inc	312,916
45,900	Tokio Marine Holdings Inc	2,100,135
2,700	Tokyo Century Corp	84,486
48,200	Tokyu Fudosan Holdings Corp	231,509
8,945	Tryg A/S	217,719
273,975	UBS Group AG	2,511,286
9,723	Unibail-Rodamco-Westfield REIT(a)	557,386
141,968	UniCredit SpA	1,098,349
90,506	United Overseas Bank Ltd	1,241,747
240	United Urban Investment Corp REIT	240,111
31,206	UOL Group Ltd(c)	143,171
237,809	Vicinity Centres REIT	148,759
36,881	Vonovia SE(c)	1,834,592
1,821	Wendel SE	144,503
Shares		Fair Value
Financial — (continued)
255,506	Westpac Banking Corp	$ 2,624,254
92,300	Wharf Real Estate Investment Co Ltd(a)	376,486
60,000	Wheelock & Co Ltd	406,556
10,775	Zurich Insurance Group AG	3,785,329
		159,508,395
Industrial — 12.21%
132,107	ABB Ltd	2,296,157
19,475	ACS Actividades de Construccion y Servicios SA	386,771
4,726	Aena SME SA(b)	512,745
2,294	Aeroports de Paris(c)	221,614
13,000	AGC Inc	316,778
42,102	Airbus SE	2,714,819
21,830	Alfa Laval AB	373,751
15,400	Alps Alpine Co Ltd	148,389
13,650	Alstom SA	563,638
21,900	Amada Co Ltd	171,650
4,766	Andritz AG	149,318
267	AP Moller - Maersk A/S Class A	219,293
459	AP Moller - Maersk A/S Class B	406,841
72,776	Assa Abloy AB Class B	1,358,634
48,617	Atlas Copco AB Class A	1,616,722
28,485	Atlas Copco AB Class B	828,610
71,879	Auckland International Airport Ltd	214,179
147,617	Aurizon Holdings Ltd	382,561
230,249	BAE Systems PLC	1,478,784
75,571	Boral Ltd	94,920
15,442	Bouygues SA	448,145
14,600	Brother Industries Ltd	221,139
15,100	Casio Computer Co Ltd	211,268
17,723	Cellnex Telecom SA(b)	803,960
10,400	Central Japan Railway Co	1,666,820
34,319	Cie de Saint-Gobain	823,500
6,584	CIMIC Group Ltd	93,251
51,500	CK Infrastructure Holdings Ltd	272,635
74,713	CNH Industrial NV	425,513
160,600	ComfortDelGro Corp Ltd	171,012
57,459	CRH PLC	1,553,862
8,000	Daifuku Co Ltd(a)	501,347
18,100	Daikin Industries Ltd	2,184,925
174	Dassault Aviation SA	142,887
69,988	Deutsche Post AG	1,876,283
2,100	Disco Corp	408,561
15,493	DSV Panalpina A/S	1,408,764
21,900	East Japan Railway Co	1,657,182
5,594	Eiffage SA	397,082
1,881	Elbit Systems Ltd	243,755
48,882	Epiroc AB Class A	483,026
29,726	Epiroc AB Class B	293,000
14,000	FANUC Corp	1,870,762
36,177	Ferrovial SA(c)	858,727
56,718	Fletcher Building Ltd	118,047

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,234	Fraport AG Frankfurt Airport Services Worldwide	$ 130,185
10,700	Fuji Electric Co Ltd	239,919
11,350	GEA Group AG(c)	234,466
2,605	Geberit AG	1,141,458
32,307	Getlink SE	390,742
28,110	Halma PLC	660,020
16,200	Hankyu Hanshin Holdings Inc(c)	544,243
10,308	HeidelbergCement AG	440,390
18,647	Hexagon AB Class B(a)	788,492
2,579	Hirose Electric Co Ltd	265,877
6,700	Hitachi Construction Machinery Co Ltd	134,375
5,200	Hitachi High-Tech Corp	384,135
69,700	Hitachi Ltd	2,002,231
1,959	HOCHTIEF AG	128,627
27,400	Hoya Corp	2,329,864
25,388	Husqvarna AB Class B(a)	126,298
9,500	IHI Corp	110,634
32,805	James Hardie Industries PLC	380,890
3,100	Japan Airport Terminal Co Ltd	119,139
14,000	JGC Holdings Corp	111,748
13,100	JSR Corp	239,435
34,700	Kajima Corp	354,687
7,500	Kamigumi Co Ltd	126,597
9,700	Kawasaki Heavy Industries Ltd	139,562
6,600	Keihan Holdings Co Ltd	292,757
15,000	Keikyu Corp	252,366
7,000	Keio Corp	413,234
8,600	Keisei Electric Railway Co Ltd	248,523
107,900	Keppel Corp Ltd	401,315
12,960	Keyence Corp	4,166,803
11,123	Kingspan Group PLC	599,803
12,100	Kintetsu Group Holdings Co Ltd	560,014
4,493	KION Group AG	193,370
3,438	Knorr-Bremse AG	302,255
66,500	Komatsu Ltd	1,076,198
24,649	Kone Oyj Class B	1,380,363
72,900	Kubota Corp	927,218
4,016	Kuehne + Nagel International AG	547,062
7,300	Kurita Water Industries Ltd	167,479
23,300	Kyocera Corp	1,374,952
11,700	Kyushu Railway Co	336,088
35,453	LafargeHolcim Ltd	1,293,805
19,694	Legrand SA	1,256,123
40,220	Lendlease Group	252,171
26,809	Leonardo SpA	177,239
20,500	LIXIL Group Corp	252,584
16,000	Makita Corp	488,060
4,000	Maruichi Steel Tube Ltd(c)	95,800
56,562	Meggitt PLC	203,251
7,697	Metso OYJ	181,385
26,900	MINEBEA MITSUMI Inc	397,325
20,400	MISUMI Group Inc	441,271
132,900	Mitsubishi Electric Corp	1,623,535
22,300	Mitsubishi Heavy Industries Ltd	562,003
Shares		Fair Value
Industrial — (continued)
7,100	Mitsui OSK Lines Ltd	$ 113,800
110,325	MTR Corp Ltd	567,472
3,738	MTU Aero Engines AG	540,504
41,200	Murata Manufacturing Co Ltd	2,048,248
9,000	Nabtesco Corp	205,873
13,400	Nagoya Railroad Co Ltd(c)	376,750
32,200	Nidec Corp	1,659,411
21,700	Nikon Corp	199,168
5,300	Nippon Express Co Ltd	258,528
9,800	Nippon Yusen KK	115,755
23,700	NSK Ltd	150,855
105,527	NWS Holdings Ltd	107,541
49,100	Obayashi Corp	416,640
20,500	Odakyu Electric Railway Co Ltd	450,206
14,200	Omron Corp	734,178
28,182	Orica Ltd	263,818
38,980	Poste Italiane SpA(b)(c)	328,089
16,413	Prysmian SpA	260,588
2,300	Rinnai Corp	162,128
122,817	Rolls-Royce Holdings PLC	518,926
23,169	Safran SA	2,052,709
81,570	Sandvik AB	1,147,420
44,200	SATS Ltd	98,251
4,455	Schindler Holding AG	961,703
39,582	Schneider Electric SE	3,345,588
14,100	Seibu Holdings Inc	155,428
10,900	SG Holdings Co Ltd	259,621
46,900	Shimizu Corp	364,968
54,768	Siemens AG	4,586,008
9,036	Sika AG	1,483,827
115,200	Singapore Technologies Engineering Ltd	252,038
24,609	Skanska AB Class B(c)	370,345
27,516	SKF AB Class B(a)	374,965
4,000	SMC Corp	1,676,975
28,484	Smiths Group PLC	429,282
5,196	Spirax-Sarco Engineering PLC	521,321
7,400	Sumitomo Heavy Industries Ltd	132,397
72,922	Sydney Airport	251,953
8,900	Taiheiyo Cement Corp	151,596
14,300	Taisei Corp	436,123
9,000	TDK Corp	692,003
101,000	Techtronic Industries Co Ltd	641,340
34,736	Tenaris SA	209,556
7,921	Thales SA	655,985
7,700	THK Co Ltd	155,145
14,200	Tobu Railway Co Ltd	495,395
37,100	Tokyu Corp	583,005
28,600	Toshiba Corp	626,865
9,500	TOTO Ltd	313,387
11,100	Toyo Seikan Group Holdings Ltd	126,620
22,000	Venture Corp Ltd	209,574
36,599	Vinci SA	2,990,482
32,083	Wartsila OYJ Abp(a)	234,285
17,590	Weir Group PLC	156,404
11,600	West Japan Railway Co	793,382

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
20,900	Yamato Holdings Co Ltd	$ 326,481
143,900	Yangzijiang Shipbuilding Holdings Ltd	83,497
16,400	Yaskawa Electric Corp	445,926
14,700	Yokogawa Electric Corp	175,853
		104,026,174
Technology — 4.81%
14,900	Advantest Corp	593,466
20,300	ASM Pacific Technology Ltd	188,228
30,474	ASML Holding NV	8,033,404
7,157	Atos SE	476,837
4,645	AVEVA Group PLC	200,014
72,100	Canon Inc	1,566,801
11,439	Capgemini SE	955,871
8,874	Check Point Software Technologies Ltd(c)	892,192
35,302	Computershare Ltd	211,330
2,729	CyberArk Software Ltd(c)	233,493
9,491	Dassault Systemes SE	1,385,602
26,000	FUJIFILM Holdings Corp	1,281,269
14,300	Fujitsu Ltd	1,287,983
11,400	Hamamatsu Photonics KK	463,235
88,608	Infineon Technologies AG	1,279,125
4,334	Ingenico Group SA	453,031
7,200	Itochu Techno-Solutions Corp	205,059
7,400	Konami Holdings Corp	226,978
30,000	Konica Minolta Inc	120,866
26,364	Micro Focus International PLC	130,079
18,300	NEC Corp	666,362
34,900	Nexon Co Ltd	570,295
25,269	Nomura Research Institute Ltd	533,751
43,300	NTT Data Corp	414,492
19,817	NXP Semiconductors NV	1,643,424
5,000	Obic Co Ltd	651,449
2,600	Oracle Corp Japan	226,780
7,500	Otsuka Corp(c)	319,729
53,900	Renesas Electronics Corp(c)	191,726
48,600	Ricoh Co Ltd(a)	354,842
6,700	Rohm Co Ltd	363,691
80,133	Sage Group PLC	582,492
70,361	SAP SE	7,855,667
18,000	Seiko Epson Corp	193,733
6,700	Square Enix Holdings Co Ltd	299,327
47,972	STMicroelectronics NV	1,031,236
19,000	SUMCO Corp	241,430
4,200	Teleperformance	869,891
4,540	Temenos AG	591,787
11,100	Tokyo Electron Ltd	2,068,746
6,235	Ubisoft Entertainment SA(c)	455,723
10,455	WiseTech Global Ltd(a)	108,690
9,281	Worldline SA(b)(c)	547,776
		40,967,902
Utilities — 3.97%
47,403	AGL Energy Ltd	496,089
114,571	AusNet Services	120,301
Shares		Fair Value
Utilities — (continued)
443,473	Centrica PLC	$ 208,905
47,700	Chubu Electric Power Co Inc	673,199
19,300	Chugoku Electric Power Co Inc	269,278
118,500	CLP Holdings Ltd	1,085,461
158,890	E.On SE	1,629,844
183,421	EDP - Energias de Portugal SA	737,974
11,100	Electric Power Development Co Ltd	222,463
42,963	Electricite de France SA	335,950
17,322	Enagas SA	341,715
23,524	Endesa SA	497,777
582,285	Enel SpA(c)	4,016,516
130,979	Engie SA(c)	1,341,286
31,486	Fortum OYJ(c)	458,028
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	171,853
732,861	Hong Kong & China Gas Co Ltd	1,200,009
440,716	Iberdrola SA(c)	4,310,647
49,700	Kansai Electric Power Co Inc	553,206
27,400	Kyushu Electric Power Co Inc	219,755
48,821	Mercury NZ Ltd	122,238
95,910	Meridian Energy Ltd	228,900
249,192	National Grid PLC	2,911,314
22,232	Naturgy Energy Group SA	390,034
132,371	Origin Energy Ltd	355,712
13,371	Orsted A/S(b)	1,308,989
27,800	Osaka Gas Co Ltd	522,018
101,000	Power Assets Holdings Ltd	599,156
31,865	Red Electrica Corp SA	572,599
41,810	RWE AG	1,093,399
69,000	Sembcorp Industries Ltd	75,746
17,518	Severn Trent PLC	495,663
147,980	Snam SpA	676,314
75,701	SSE PLC	1,215,975
23,661	Suez	240,382
104,751	Terna Rete Elettrica Nazionale SpA	658,451
5,200	Toho Gas Co Ltd	234,420
29,200	Tohoku Electric Power Co Inc	280,696
105,700	Tokyo Electric Power Co Holdings Inc(c)	367,703
28,100	Tokyo Gas Co Ltd	662,128
14,554	Uniper SE	357,494
50,321	United Utilities Group PLC	563,163
39,872	Veolia Environnement SA	842,132
5,051	Verbund AG	182,171
		33,847,053
TOTAL COMMON STOCK — 95.11% (Cost $896,379,581)		$810,016,017
PREFERRED STOCK
Basic Materials — 0.02%
4,398	FUCHS Petrolub SE(a)	156,880

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — 0.26%
4,163	Bayerische Motoren Werke AG	$ 176,533
11,388	Porsche Automobil Holding SE	476,024
13,462	Volkswagen AG	1,550,778
		2,203,335
Consumer, Non-Cyclical — 0.12%
12,866	Henkel AG & Co KGaA	1,029,044
Industrial — 0.07%
2,566	Sartorius AG	613,469
TOTAL PREFERRED STOCK — 0.47% (Cost $5,469,715)		$4,002,728
GOVERNMENT MONEY MARKET MUTUAL FUNDS
520,000	BlackRock FedFund Institutional Class(d), 0.33%(e)	520,000
500,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.37%(e)	500,000
576,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.34%(e)	576,000
540,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.34%(e)	540,000
650,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.43%(e)	650,000
570,000	JPMorgan US Government Money Market Fund Capital Shares(d), 0.32%(e)	570,000
444,000	Morgan Stanley Government Portfolio Institutional Class(d), 0.25%(e)	444,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.44% (Cost $3,800,000)		$3,800,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.01%
$2,209,691	Undivided interest of 25.42% in a repurchase agreement (principal amount/value $8,697,197 with a maturity value of $8,697,199) with TD Securities (USA) LLC, 0.01%, dated 3/31/20 to be repurchased at $2,209,691 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 1/1/44 - 8/1/48, with a value of $8,871,141.(d)	$ 2,209,691
4,963,098	Undivided interest of 9.33% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $4,963,098 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(d)	4,963,098
4,963,098	Undivided interest of 9.33% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $4,963,098 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(d)	4,963,098

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,963,098	Undivided interest of 9.53% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $4,963,098 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(d)	$ 4,963,098
TOTAL SHORT TERM INVESTMENTS — 2.01% (Cost $17,098,985)		$17,098,985
TOTAL INVESTMENTS — 98.03% (Cost $922,748,281)		$834,917,730
OTHER ASSETS & LIABILITIES, NET — 1.97%		$16,771,132
TOTAL NET ASSETS — 100.00%		$851,688,862
(a)	All or a portion of the security is on loan at March 31, 2020.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI EAFE Index Long Futures	513	USD	39,996,045	June 2020	$4,770,947
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	14,584	AUD	22,760	April 03, 2020	$584
MEL	USD	41,762	AUD	64,191	April 06, 2020	2,279
MEL	USD	48,666	AUD	74,006	April 09, 2020	3,147
MEL	USD	9,024	AUD	13,923	April 15, 2020	461
MEL	USD	52,736	AUD	79,673	April 16, 2020	3,733
MEL	USD	3,380	AUD	5,812	April 17, 2020	(195)
MEL	USD	86,408	CHF	83,061	April 01, 2020	110
MEL	USD	950,397	CHF	917,000	April 09, 2020	(2,769)
MEL	USD	109,283	EUR	99,314	April 01, 2020	(251)
MEL	USD	40,592	EUR	37,402	April 02, 2020	(662)
MEL	USD	17,394	EUR	16,005	April 03, 2020	(259)
MEL	USD	1,242,793	EUR	1,112,000	April 09, 2020	15,980
MEL	USD	46,864	EUR	42,807	April 16, 2020	(374)
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	39,619	EUR	34,947	April 28, 2020	$1,037
MEL	USD	4,517	EUR	4,173	May 07, 2020	(92)
MEL	USD	35,499	GBP	27,673	April 02, 2020	1,125
MEL	USD	95,931	GBP	74,113	April 03, 2020	3,870
MEL	USD	172,125	GBP	132,625	April 09, 2020	7,361
MEL	USD	181,572	GBP	141,512	April 16, 2020	5,742
MEL	USD	7,975	GBP	6,160	April 23, 2020	320
MEL	USD	58,690	GBP	50,005	May 01, 2020	(3,461)
MEL	USD	16,312	GBP	13,937	May 07, 2020	(1,012)
MEL	USD	100,115	GBP	85,528	May 13, 2020	(6,206)
MEL	USD	15,106	GBP	11,768	May 14, 2020	477
MEL	USD	3,762	HKD	29,232	April 01, 2020	(8)
MEL	USD	3,713	HKD	28,801	April 14, 2020	(1)
MEL	USD	36,781	HKD	285,684	April 15, 2020	(65)
MEL	USD	7,724	HKD	59,980	April 16, 2020	(12)
MEL	USD	4,086	HKD	31,755	April 17, 2020	(10)
MEL	USD	8,638	HKD	67,050	April 24, 2020	(9)
MEL	USD	6,984	HKD	54,162	May 07, 2020	(1)
MEL	USD	16,224	JPY	1,763,665	April 24, 2020	(197)
MEL	USD	11,463	JPY	1,261,570	May 07, 2020	(290)
MEL	USD	3,293	JPY	362,440	May 08, 2020	(83)
MEL	USD	14,598	JPY	1,606,126	May 13, 2020	(367)
MEL	USD	7,729	JPY	850,325	May 15, 2020	(194)
MEL	USD	5,947	JPY	654,075	May 20, 2020	(149)
MEL	USD	5,710	JPY	628,014	May 21, 2020	(143)
MEL	USD	26,151	JPY	2,875,881	May 22, 2020	(654)
MEL	USD	277,827	JPY	29,962,477	May 29, 2020	(1,507)
MEL	USD	423,998	JPY	45,706,395	June 10, 2020	(2,308)
MEL	USD	10,346	JPY	1,101,600	June 17, 2020	69
MEL	USD	363,786	JPY	39,201,524	June 19, 2020	(1,975)
MEL	USD	1,106,939	JPY	119,247,087	June 26, 2020	(5,968)
MEL	USD	9,115	NOK	95,660	April 07, 2020	(87)
MEL	USD	12,317	NZD	19,503	April 03, 2020	680
MEL	USD	3,077	NZD	5,303	April 09, 2020	(87)
MEL	USD	5,304	NZD	8,894	April 16, 2020	(1)
MEL	USD	56,686	SEK	564,742	April 02, 2020	(405)
MEL	USD	16,395	SEK	166,071	April 07, 2020	(396)
					Net Appreciation	$16,777
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Summary of Investments by Country as of March 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$215,001,712	25.75%
United Kingdom	115,852,645	13.88
Switzerland	89,362,781	10.70
France	84,949,630	10.18
Germany	65,989,492	7.90
Australia	48,709,251	5.83
Netherlands	38,887,391	4.66
Hong Kong	30,134,515	3.61
United States	21,037,758	2.52
Spain	20,989,146	2.51
Sweden	20,779,341	2.49
Denmark	17,771,126	2.13
Italy	15,912,069	1.91
Singapore	9,819,840	1.18
Finland	9,393,496	1.13
Belgium	7,047,306	0.84
Ireland	5,676,162	0.68
Israel	4,990,469	0.60
Norway	4,522,842	0.54
New Zealand	2,524,458	0.30
Luxembourg	1,845,205	0.22
Portugal	1,506,713	0.18
Austria	1,307,291	0.16
China	440,516	0.05
Chile	279,259	0.03
Russia	103,511	0.01
United Arab Emirates	83,805	0.01
Total	$834,917,730	100.00%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$10,059,180	$799,956,837	$—	$810,016,017
Preferred Stock	—	4,002,728	—	4,002,728
Government Money Market Mutual Funds	3,800,000	—	—	3,800,000
Short Term Investments	—	17,098,985	—	17,098,985
Total investments, at fair value:	13,859,180	821,058,550	0	834,917,730
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	46,976	—	46,976
Futures Contracts(a)	4,770,947	—	—	4,770,947
Total Assets	$18,630,127	$821,105,526	$0	$839,735,653
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(30,199)	—	(30,199)
Total Liabilities	$0	$(30,199)	$0	$(30,199)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 283 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $3,886,882 in forward contracts for the reporting period.

March 31, 2020